UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2012

Date of reporting period:	August 31, 2011

Item 1. Schedule of Investments:

Putnam Asset Allocation: Equity Portfolio

The fund's portfolio
8/31/11 (Unaudited)

COMMON STOCKS (87.9%)(a)
	Shares	Value

Aerospace and defense (2.2%)

Ducommun, Inc.	138	$2,561

Embraer SA ADR (Brazil)	481	12,251

Esterline Technologies Corp.(NON)	77	5,797

European Aeronautic Defense and Space Co. NV (France)	1,054	33,463

GeoEye, Inc.(NON)	129	4,666

Honeywell International, Inc.	3,588	171,542

KEYW Holding Corp. (The)(NON)	250	2,960

L-3 Communications Holdings, Inc.	1,601	108,580

LMI Aerospace, Inc.(NON)	162	3,195

Lockheed Martin Corp.	1,794	133,097

National Presto Industries, Inc.	37	3,589

Raytheon Co.	2,798	120,958

Singapore Technologies Engineering, Ltd. (Singapore)	3,000	7,325

United Technologies Corp.	376	27,918

		637,902
Air freight and logistics (0.0%)

HUB Group, Inc. Class A(NON)	159	5,007

		5,007
Airlines (0.4%)

Alaska Air Group, Inc.(NON)	81	4,676

Cebu Air, Inc. (Philippines)	6,490	12,522

International Consolidated Airlines Group SA (United Kingdom)(NON)	4,347	12,342

United Continental Holdings, Inc.(NON)	4,109	76,386

US Airways Group, Inc.(NON)	633	3,538

		109,464
Auto components (0.6%)

Aisin Seiki Co., Ltd. (Japan)	900	30,207

American Axle & Manufacturing Holdings, Inc.(NON)	282	2,637

Autoliv, Inc. (Sweden)	723	40,358

Cooper Tire & Rubber	96	1,164

Exide Technologies(NON)	482	2,718

Hyundai Mobis (South Korea)	82	26,071

Standard Motor Products, Inc.	315	4,149

Superior Industries International, Inc.	217	3,737

TRW Automotive Holdings Corp.(NON)	937	39,064

Valeo SA (France)	557	29,371

		179,476
Automobiles (0.6%)

Bayerische Motoren Werke (BMW) AG (Germany)	128	10,355

Daimler AG (Registered Shares) (Germany)	517	27,935

Kia Motors Corp. (South Korea)	258	17,194

Peugeot SA (France)	1,910	58,376

Suzuki Motor Corp. (Japan)	1,800	37,125

Volkswagen AG (Preference) (Germany)	215	35,765

		186,750
Beverages (1.3%)

Coca-Cola Co. (The)	1,852	130,473

Dr. Pepper Snapple Group, Inc.	3,372	129,755

Heineken Holding NV (Netherlands)	471	20,050

PepsiCo, Inc.	1,305	84,081

Synergy Co. (Russia)(NON)	759	26,565

		390,924
Biotechnology (0.7%)

Acorda Therapeutics, Inc.(NON)	87	2,266

Amylin Pharmaceuticals, Inc.(NON)(S)	137	1,549

AVEO Pharmaceuticals, Inc.(NON)	177	3,005

BioMarin Pharmaceuticals, Inc.(NON)	132	3,905

Cubist Pharmaceuticals, Inc.(NON)	210	7,285

Dendreon Corp.(NON)	264	3,242

Gilead Sciences, Inc.(NON)	4,197	167,397

Human Genome Sciences, Inc.(NON)	200	2,574

InterMune, Inc.(NON)	130	3,497

Momenta Pharmaceuticals, Inc.(NON)	117	1,980

Neurocrine Biosciences, Inc.(NON)	456	2,800

Sciclone Pharmaceuticals, Inc.(NON)	962	4,502

Spectrum Pharmaceuticals, Inc.(NON)	224	1,915

United Therapeutics Corp.(NON)	49	2,114

		208,031
Capital markets (1.2%)

3i Group PLC (United Kingdom)	3,059	10,555

Affiliated Managers Group(NON)	722	62,930

Deutsche Bank AG (Germany)	868	35,306

E*Trade Financial Corp.(NON)	686	8,358

Goldman Sachs Group, Inc. (The)	566	65,781

Mizuho Securities Co., Ltd. (Japan)(NON)	23,000	49,559

Morgan Stanley	4,226	73,955

State Street Corp.	870	30,902

Yuanta Financial Holding Co., Ltd. (Taiwan)(NON)	17,467	10,286

		347,632
Chemicals (2.8%)

Agrium, Inc. (Canada)	32	2,751

Albemarle Corp.	1,342	68,053

Arkema (France)	22	1,709

BASF SE (Germany)	407	28,995

CF Industries Holdings, Inc.	18	3,291

China BlueChemical, Ltd. (China)	2,000	1,569

Cytec Industries, Inc.	930	42,222

Formosa Chemicals & Fibre Corp. (Taiwan)	4,000	12,201

Georgia Gulf Corp.(NON)	135	2,861

Incitec Pivot, Ltd. (Australia)	537	2,170

Innophos Holdings, Inc.	215	8,946

Innospec, Inc.(NON)	165	4,463

International Flavors & Fragrances, Inc.	1,193	69,218

Intrepid Potash, Inc.(NON)	46	1,574

Israel Corp., Ltd. (The) (Israel)	54	47,649

K&S AG (Germany)	134	9,431

Koninklijke DSM NV (Netherlands)	504	25,258

Koppers Holdings, Inc.	328	10,899

Kraton Performance Polymers, Inc.(NON)	187	4,482

LSB Industries, Inc.(NON)	195	7,790

Minerals Technologies, Inc.	86	4,989

Monsanto Co.	1,418	97,743

Mosaic Co. (The)	34	2,418

NewMarket Corp.	34	5,701

Nitto Denko Corp. (Japan)	1,500	58,703

Nufarm, Ltd. (Australia)(NON)	268	1,104

OCI Co., Ltd. (South Korea)	48	14,095

OM Group, Inc.(NON)(S)	396	12,525

PolyOne Corp.	628	7,932

Potash Corp. of Saskatchewan, Inc. (Canada)	95	5,508

PPG Industries, Inc.	1,456	111,515

Sinofert Holdings, Ltd. (China)	2,000	619

Sociedad Quimica y Minera de Chile SA ADR (Chile)	55	3,535

Syngenta AG (Switzerland)	268	84,957

Taiwan Fertilizer Co., Ltd. (Taiwan)	1,000	3,104

TPC Group, Inc.(NON)	107	3,413

Uralkali (Russia)(NON)(FWC)	2,555	25,597

Vale Fertilizantes SA (Preference) (Brazil)	165	2,473

W.R. Grace & Co.(NON)	424	16,714

Yara International ASA (Norway)	51	2,808

		820,985
Commercial banks (4.9%)

Agricultural Bank of China, Ltd. (China)	48,000	23,162

Australia & New Zealand Banking Group, Ltd. (Australia)	3,957	86,311

Banca Monte dei Paschi di Siena SpA (Italy)	14,695	9,061

Banco Bradesco SA ADR (Brazil)	3,670	65,510

Banco Latinoamericano de Exportaciones SA Class E (Panama)	459	7,670

Bank of Marin Bancorp.	91	3,241

Bank of the Ozarks, Inc.	510	11,587

Barclays PLC (United Kingdom)	16,763	46,244

BNP Paribas SA (France)	1,054	54,194

China Construction Bank Corp. (China)	98,000	72,903

Citizens & Northern Corp.	272	4,436

Commerzbank AG (Germany)(NON)	2,894	8,621

Community Bank System, Inc.	202	5,056

East West Bancorp, Inc.	586	9,780

Fifth Third Bancorp	4,177	44,360

Financial Institutions, Inc.	274	4,318

First Financial Bancorp	318	5,078

Heartland Financial USA, Inc.	186	2,797

Home Bancshares, Inc.	208	4,884

HSBC Holdings PLC (London Exchange) (United Kingdom)	6,812	59,339

Huntington Bancshares, Inc.	6,770	34,053

ICICI Bank, Ltd. (India)	591	11,385

Industrial and Commercial Bank of China, Ltd. (China)	97,000	64,117

Industrial Bank of Korea (IBK) (South Korea)	1,860	27,808

International Bancshares Corp.	333	5,211

Intesa Sanpaolo SpA (Italy)	27,671	45,099

Itau Unibanco Holding SA ADR (Preference) (Brazil)	2,630	47,761

Kasikornbank PCL NVDR (Thailand)	5,500	23,488

KB Financial Group, Inc. (South Korea)	880	36,325

Lloyds Banking Group PLC (United Kingdom)(NON)	100,019	54,542

MainSource Financial Group, Inc.	419	3,725

Merchants Bancshares, Inc.	128	3,485

National Australia Bank, Ltd. (Australia)	1,574	40,159

PNC Financial Services Group, Inc.	2,513	126,002

Popular, Inc. (Puerto Rico)(NON)	1,695	3,526

PT Bank Rakyat Indonesia (Persero) Tbk (Indonesia)	29,000	23,214

Republic Bancorp, Inc. Class A	100	1,780

Sberbank of Russia ADR (Russia)(NON)	3,726	44,159

Sberbank OJSC (Russia)	7,448	22,270

Shinhan Financial Group Co., Ltd. (South Korea)	343	14,516

Southside Bancshares, Inc.	328	6,521

Standard Chartered PLC (United Kingdom)	669	15,208

U.S. Bancorp	3,584	83,185

Virginia Commerce Bancorp, Inc.(NON)	687	4,019

Webster Financial Corp.	210	3,801

Wells Fargo & Co.	3,698	96,518

Westpac Banking Corp. (Australia)	2,049	45,345

		1,415,774
Commercial services and supplies (0.5%)

Deluxe Corp.	358	7,923

Geo Group, Inc. (The)(NON)	375	8,051

Intersections, Inc.	156	2,371

KEPCO Plant Service & Engineering Co., Ltd. (South Korea)	320	11,483

R. R. Donnelley & Sons Co.	5,129	78,217

Societe BIC SA (France)	249	24,178

Tetra Tech, Inc.(NON)	293	5,834

		138,057
Communications equipment (1.2%)

Acme Packet, Inc.(NON)	31	1,460

ADTRAN, Inc.	286	8,883

Aruba Networks, Inc.(NON)	152	3,242

Blue Coat Systems, Inc.(NON)	565	8,294

Cisco Systems, Inc.	5,632	88,310

DG FastChannel, Inc.(NON)	377	8,256

EchoStar Corp. Class A(NON)	967	23,546

F5 Networks, Inc.(NON)	44	3,591

Harris Corp.	2,972	119,920

InterDigital, Inc.	52	3,661

Loral Space & Communications, Inc.(NON)	105	5,942

PC-Tel, Inc.(NON)	498	3,172

Plantronics, Inc.	101	3,237

Polycom, Inc.(NON)	336	7,997

Qualcomm, Inc.	797	41,014

Wistron NeWeb Corp. (Taiwan)(NON)	3,149	8,021

		338,546
Computers and peripherals (4.0%)

Apple, Inc.(NON)	1,500	577,245

Dell, Inc.(NON)	7,427	110,402

Fujitsu, Ltd. (Japan)	12,000	61,064

Hewlett-Packard Co.	4,293	111,747

Lenovo Group, Ltd. (China)	18,000	12,095

Lexmark International, Inc. Class A(NON)	121	3,867

QLogic Corp.(NON)	5,615	78,442

SanDisk Corp.(NON)	2,569	94,154

Seagate Technology	3,830	44,351

Western Digital Corp.(NON)	1,613	47,567

Wistron Corp. (Taiwan)(NON)	10,499	13,029

		1,153,963
Construction and engineering (0.2%)

China State Construction International Holdings, Ltd. (China)	2,000	1,595

Daelim Industrial Co., Ltd. (South Korea)	158	17,228

KEPCO Engineering & Construction Co., Inc. (South Korea)	200	11,900

Layne Christensen Co.(NON)	277	7,775

MasTec, Inc.(NON)	343	7,615

		46,113
Construction materials (0.3%)

BBMG Corp. (China)	14,500	16,387

China National Building Material Co., Ltd. (China)	12,000	20,249

China Shanshui Cement Group, Ltd. (China)	9,000	8,997

Fletcher Building, Ltd. (New Zealand)	2,906	19,359

Siam Cement PCL NVDR (Thailand)	2,000	22,301

		87,293
Consumer finance (0.4%)

Advance America Cash Advance Centers, Inc.	485	4,055

American Express Co.	1,322	65,717

Cash America International, Inc.	102	5,700

DFC Global Corp.(NON)	154	3,399

EZCORP, Inc. Class A(NON)	465	15,601

Nelnet, Inc. Class A	260	4,992

World Acceptance Corp.(NON)	82	5,342

		104,806
Containers and packaging (0.1%)

Boise, Inc.	1,094	6,794

Sealed Air Corp.	1,549	28,533

		35,327
Distributors (0.4%)

Audiovox Corp. Class A(NON)	1,003	6,429

Core-Mark Holding Co., Inc.(NON)	125	4,440

Genuine Parts Co.	1,829	100,632

Imperial Holdings, Ltd. (South Africa)	890	14,722

		126,223
Diversified consumer services (0.1%)

Hillenbrand, Inc.	398	8,119

ITT Educational Services, Inc.(NON)	57	4,113

Lincoln Educational Services Corp.	163	1,602

Sotheby's Holdings, Inc. Class A	122	4,540

Steiner Leisure, Ltd. (Bahamas)(NON)	71	2,832

		21,206
Diversified financial services (2.1%)

African Bank Investments, Ltd. (South Africa)	3,538	17,972

Bank of America Corp.	11,903	97,248

CBOE Holdings, Inc.	210	5,303

Citigroup, Inc.	4,602	142,892

Encore Capital Group, Inc.(NON)	143	3,385

JPMorgan Chase & Co.	5,599	210,298

Kinnevik Investment AB Class B (Sweden)	1,534	32,767

MarketAxess Holdings, Inc.	50	1,474

Moody's Corp.	1,010	31,138

Nasdaq OMX Group, Inc. (The)(NON)	2,482	58,799

Portfolio Recovery Associates, Inc.(NON)	53	3,876

		605,152
Diversified telecommunication services (2.3%)

AboveNet, Inc.	42	2,582

AT&T, Inc.	4,803	136,789

BT Group PLC (United Kingdom)	27,609	77,019

Cincinnati Bell, Inc.(NON)	3,614	12,251

Deutsche Telekom AG (Germany)	1,675	21,274

France Telecom SA (France)	2,007	38,504

Iridium Communications, Inc.(NON)(S)	1,193	8,816

Nippon Telegraph & Telephone (NTT) Corp. (Japan)	1,700	79,124

Premiere Global Services, Inc.(NON)	490	4,096

Tele2 AB Class B (Sweden)	864	18,231

Telecom Corp. of New Zealand, Ltd. (New Zealand)	21,444	46,589

Verizon Communications, Inc.	6,219	224,941

		670,216
Electric utilities (1.8%)

American Electric Power Co., Inc.	1,057	40,832

Chubu Electric Power, Inc. (Japan)	300	5,689

DPL, Inc.	1,939	58,015

Enel SpA (Italy)	6,510	31,820

Energias de Portugal (EDP) SA (Portugal)	16,636	54,676

Entergy Corp.	786	51,255

Exelon Corp.	3,365	145,099

PGE SA (Poland)	1,495	10,694

Public Power Corp. SA (Greece)	569	4,904

Red Electrica Corp. SA (Spain)	1,480	72,919

Westar Energy, Inc.	1,270	33,846

		509,749
Electrical equipment (1.5%)

ABB, Ltd. (Switzerland)(NON)	4,120	87,792

AZZ, Inc.	88	4,165

Emerson Electric Co.	3,174	147,750

EnerSys(NON)	286	6,426

Franklin Electric Co., Inc.	139	5,964

Generac Holdings, Inc.(NON)	231	4,761

Harbin Power Equipment Co., Ltd. (China)	10,000	12,737

Mitsubishi Electric Corp. (Japan)	7,000	70,174

Polypore International, Inc.(NON)	165	10,176

Powell Industries, Inc.(NON)	125	4,678

Regal-Beloit Corp.	1,194	70,195

Thomas & Betts Corp.(NON)	402	17,559

		442,377
Electronic equipment, instruments, and components (0.7%)

Anixter International, Inc.	218	12,864

Coherent, Inc.(NON)	41	1,813

FEI Co.(NON)	321	10,269

Hitachi, Ltd. (Japan)	15,000	81,263

Hollysys Automation Technologies, Ltd. (China)(NON)(S)	1,679	9,587

Hon Hai Precision Industry Co., Ltd. (Taiwan)	9,200	23,370

KEMET Corp.(NON)	312	2,877

Newport Corp.(NON)	151	1,954

Tech Data Corp.(NON)	288	13,559

Tripod Technology Corp. (Taiwan)(NON)	4,440	14,906

TTM Technologies, Inc.(NON)	388	4,334

Unimicron Technology Corp. (Taiwan)	13,000	18,869

		195,665
Energy equipment and services (2.3%)

Cameron International Corp.(NON)	3,160	164,194

Compagnie Generale de Geophysique-Veritas (France)(NON)	1,682	42,883

Complete Production Services, Inc.(NON)	307	8,921

Halliburton Co.	4,921	218,345

Helix Energy Solutions Group, Inc.(NON)	706	11,924

Oceaneering International, Inc.	3,506	149,671

Petrofac, Ltd. (United Kingdom)	841	18,665

Schlumberger, Ltd.	561	43,825

TETRA Technologies, Inc.(NON)	317	3,249

Unit Corp.(NON)	121	5,770

		667,447
Food and staples retail (2.6%)

Andersons, Inc. (The)	372	14,958

Costco Wholesale Corp.	458	35,971

CVS Caremark Corp.	2,642	94,874

Koninklijke Ahold NV (Netherlands)	5,415	63,144

Kroger Co. (The)	3,171	74,709

Safeway, Inc.	5,952	109,100

Spartan Stores, Inc.	220	3,551

Tesco PLC (United Kingdom)	1,585	9,729

Walgreen Co.	2,334	82,180

Wal-Mart Stores, Inc.	5,048	268,604

		756,820
Food products (1.1%)

Archer Daniels-Midland Co.	88	2,506

Associated British Foods PLC (United Kingdom)	435	7,556

Black Earth Farming, Ltd. SDR (Sweden)(NON)	158	546

BRF - Brasil Foods SA ADR (Brazil)	89	1,762

Bunge, Ltd.	36	2,330

Chaoda Modern Agriculture Holdings, Ltd. (China)	2,000	653

China Agri-Industries Holdings, Ltd. (China)	1,000	938

Chiquita Brands International, Inc.(NON)	31	320

Corn Products International, Inc.	37	1,730

Cresud S.A.C.I.F. y A. ADR (Argentina)	64	904

Darling International, Inc.(NON)	215	3,623

Elders, Ltd. (Australia)(NON)	1,605	510

Glanbia PLC (Ireland)	112	683

Golden Agri-Resources, Ltd. (Singapore)	3,000	1,644

GrainCorp, Ltd. (Australia)	187	1,538

Indofood Sukses Makmur Tbk PT (Indonesia)	18,500	13,550

IOI Corp. Bhd (Malaysia)	1,000	1,546

Kerry Group PLC Class A (Ireland)	511	19,839

Kuala Lumpur Kepong Bhd (Malaysia)	200	1,443

KWS Saat AG (Germany)	3	645

Maple Leaf Foods, Inc. (Canada)	72	823

MEIJI Holdings Co., Ltd. (Japan)	400	17,626

Nestle SA (Switzerland)	459	28,451

Nippon Meat Packers, Inc. (Japan)	5,000	62,416

Omega Protein Corp.(NON)	265	3,201

PT Astra Agro Lestari Tbk (Indonesia)	500	1,287

PT Perusahaan Perkebunan London Sumatra Indonesia Tbk (Indonesia)	3,500	1,010

SLC Agricola SA (Brazil)	71	706

Smithfield Foods, Inc.(NON)	40	877

Tate & Lyle PLC (United Kingdom)	127	1,196

Tyson Foods, Inc. Class A	71	1,240

Unilever NV (Netherlands)	1,484	50,276

Unilever PLC (United Kingdom)	260	8,740

Vilmorin & Cie (France)	7	779

Viterra, Inc. (Canada)	156	1,660

Wilmar International, Ltd. (Singapore)	1,000	4,402

Yamazaki Baking Co., Inc. (Japan)	3,000	44,044

Zhongpin, Inc. (China)(NON)	1,911	18,135

		311,135
Gas utilities (0.0%)

Toho Gas Co., Ltd. (Japan)	2,000	11,811

		11,811
Health-care equipment and supplies (0.3%)

Coloplast A/S Class B (Denmark)	113	16,959

Conmed Corp.(NON)	373	8,747

Cooper Companies, Inc. (The)	106	7,979

Greatbatch, Inc.(NON)	180	4,023

Kensey Nash Corp.(NON)	174	4,778

OraSure Technologies, Inc.(NON)	1,464	10,731

RTI Biologics, Inc.(NON)	1,235	4,150

Sirona Dental Systems, Inc.(NON)	79	3,686

STAAR Surgical Co.(NON)	430	3,522

Synergetics USA, Inc.(NON)	335	1,826

Synthes, Inc. (Switzerland)	162	28,935

Thoratec Corp.(NON)	107	3,666

		99,002
Health-care providers and services (3.3%)

Aetna, Inc.	3,056	122,332

Air Methods Corp.(NON)	57	3,793

Amedisys, Inc.(NON)	66	1,120

AmerisourceBergen Corp.	2,412	95,467

AMN Healthcare Services, Inc.(NON)	260	1,433

AmSurg Corp.(NON)	179	4,051

Cardinal Health, Inc.	2,610	110,925

Centene Corp.(NON)	205	6,537

Gentiva Health Services, Inc.(NON)	135	1,027

Health Management Associates, Inc. Class A(NON)	516	4,242

Health Net, Inc.(NON)	1,489	36,763

HealthSpring, Inc.(NON)	144	5,622

Healthways, Inc.(NON)	274	3,441

Humana, Inc.	1,415	109,861

Kindred Healthcare, Inc.(NON)	652	8,437

Laboratory Corp. of America Holdings(NON)	884	73,841

Lincare Holdings, Inc.	157	3,380

Magellan Health Services, Inc.(NON)	205	10,223

Medco Health Solutions, Inc.(NON)	2,357	127,608

Metropolitan Health Networks, Inc.(NON)	474	2,432

Molina Healthcare, Inc.(NON)	293	5,634

Omnicare, Inc.	404	12,003

Providence Service Corp. (The)(NON)	174	1,851

Select Medical Holdings Corp.(NON)	443	3,212

Suzuken Co., Ltd. (Japan)	600	14,618

UnitedHealth Group, Inc.	4,119	195,735

WellCare Health Plans, Inc.(NON)	79	3,621

		969,209
Health-care technology (0.0%)

Computer Programs & Systems, Inc.	76	5,382

		5,382
Hotels, restaurants, and leisure (0.6%)

AFC Enterprises(NON)	1,168	15,172

CEC Entertainment, Inc.	54	1,677

Cheesecake Factory, Inc. (The)(NON)	107	2,937

Compass Group PLC (United Kingdom)	1,342	12,006

DineEquity, Inc.(NON)	249	10,433

Domino's Pizza, Inc.(NON)	341	9,456

Genting Bhd (Malaysia)	6,400	20,397

Home Inns & Hotels Management, Inc. ADR (China)(NON)	532	20,344

Jack in the Box, Inc.(NON)	201	4,175

McDonald's Corp.	670	60,608

OPAP SA (Greece)	1,282	15,655

Papa John's International, Inc.(NON)	109	3,243

Town Sports International Holdings, Inc.(NON)	457	3,432

Vail Resorts, Inc.	131	5,296

		184,831
Household durables (0.8%)

American Greetings Corp. Class A	231	4,902

Helen of Troy, Ltd. (Bermuda)(NON)	76	2,282

La-Z-Boy, Inc.(NON)	632	5,562

PDG Realty SA Empreendimentos e Participacoes (Brazil)	9,861	48,562

Rossi Residencial SA (Brazil)	4,446	34,115

Skyworth Digital Holdings, Ltd. (China)	22,000	12,784

Sony Corp. (Japan)	2,700	59,366

Whirlpool Corp.	945	59,242

		226,815
Household products (1.6%)

Energizer Holdings, Inc.(NON)	734	55,402

Kimberly-Clark Corp.	2,327	160,935

Procter & Gamble Co. (The)	3,002	191,167

Reckitt Benckiser Group PLC (United Kingdom)	1,319	70,050

		477,554
Independent power producers and energy traders (0.5%)

AES Corp. (The)(NON)	6,389	69,385

China Power New Energy Development Co., Ltd. (China)(NON)	264,000	13,812

China WindPower Group, Ltd. (China)(NON)	220,000	13,072

NRG Energy, Inc.(NON)	1,882	44,114

		140,383
Industrial conglomerates (0.9%)

3M Co.	248	20,579

General Electric Co.	10,716	174,778

SembCorp Industries, Ltd. (Singapore)	8,000	28,636

Siemens AG (Germany)	274	28,231

		252,224
Insurance (2.7%)

Aflac, Inc.	1,492	56,278

AIA Group, Ltd. (Hong Kong)(NON)	7,000	24,701

Allianz SE (Germany)	181	18,689

Allied World Assurance Co. Holdings AG	1,362	70,688

American Equity Investment Life Holding Co.	710	7,171

American Financial Group, Inc.	235	7,821

American Safety Insurance Holdings, Ltd.(NON)	342	6,484

Arch Capital Group, Ltd.(NON)	717	24,149

Aspen Insurance Holdings, Ltd.	213	5,114

Assurant, Inc.	1,682	59,156

Assured Guaranty, Ltd. (Bermuda)	1,568	21,152

Aviva PLC (United Kingdom)	1,132	6,249

Berkshire Hathaway, Inc. Class B(NON)	1,415	103,295

Chubb Corp. (The)	765	47,346

CNO Financial Group, Inc.(NON)	969	6,231

Endurance Specialty Holdings, Ltd. (Bermuda)	1,279	46,249

Flagstone Reinsurance Holdings SA (Luxembourg)	516	3,664

Hartford Financial Services Group, Inc. (The)	4,016	76,866

Maiden Holdings, Ltd. (Bermuda)	460	3,919

National Financial Partners Corp.(NON)	227	2,901

Protective Life Corp.	213	4,045

RenaissanceRe Holdings, Ltd.	516	33,834

Swiss Life Holding AG (Switzerland)(NON)	322	44,194

Symetra Financial Corp.	474	5,081

Tokio Marine Holdings, Inc. (Japan)	2,300	62,876

Travelers Cos., Inc. (The)	662	33,405

Universal Insurance Holdings, Inc.	636	2,735

		784,293
Internet and catalog retail (0.4%)

CJ O Shopping Co., Ltd. (South Korea)	78	20,392

Expedia, Inc.	2,793	84,656

HSN, Inc.(NON)	110	3,535

Shutterfly, Inc.(NON)	40	2,146

		110,729
Internet software and services (1.1%)

Google, Inc. Class A(NON)	229	123,880

IAC/InterActiveCorp.(NON)	3,765	148,830

Infospace, Inc.(NON)	260	2,486

NIC, Inc.	268	3,114

SouFun Holdings, Ltd. ADR (China)(S)	388	7,120

Tencent Holdings, Ltd. (China)	1,100	26,245

ValueClick, Inc.(NON)	124	1,897

VeriSign, Inc.	380	11,837

Zix Corp.(NON)	787	2,676

		328,085
IT Services (2.7%)

Accenture PLC Class A	3,860	206,857

Alliance Data Systems Corp.(NON)	82	7,660

Amdocs, Ltd. (United Kingdom)(NON)	1,774	48,732

Broadridge Financial Solutions, Inc.	4,161	86,632

CACI International, Inc. Class A(NON)	228	12,554

Cardtronics, Inc.(NON)	225	5,571

Computershare, Ltd. (Australia)	905	7,525

DST Systems, Inc.	166	7,789

Global Payments, Inc.	392	17,965

IBM Corp.	1,442	247,894

Mantech International Corp. Class A	134	5,024

NCI, Inc.(NON)	81	1,324

NeuStar, Inc. Class A(NON)	256	6,400

SAIC, Inc.(NON)	414	6,210

Teradata Corp.(NON)	2,063	108,019

TNS, Inc.(NON)	371	6,292

Unisys Corp.(NON)	90	1,583

		784,031
Leisure equipment and products (0.0%)

Leapfrog Enterprises, Inc.(NON)	636	2,099

		2,099
Life sciences tools and services (0.5%)

Bruker Corp.(NON)	190	2,704

Sequenom, Inc.(NON)(S)	506	3,102

Waters Corp.(NON)	1,633	130,428

		136,234
Machinery (2.1%)

AGCO Corp.(NON)	78	3,342

BHI Co., Ltd. (South Korea)	452	8,075

Cascade Corp.	185	7,909

Chart Industries, Inc.(NON)	255	12,059

China National Materials Co., Ltd. (China)	30,000	18,254

CNH Global NV (Netherlands)(NON)	59	1,954

Deere & Co.	46	3,718

Douglas Dynamics, Inc.	237	3,441

Dover Corp.	2,457	141,327

Duoyuan Global Water, Inc. ADR (China)(F)(NON)(S)	482	1,870

EnPro Industries, Inc.(NON)	72	2,795

ESCO Technologies, Inc.	132	4,075

John Bean Technologies Corp.	284	4,487

Kadant, Inc.(NON)	239	5,569

L.B. Foster Co. Class A	98	2,401

Lindsay Corp.	63	3,919

Lonking Holdings, Ltd. (China)	24,000	9,810

Meritor, Inc.(NON)	172	1,453

NACCO Industries, Inc. Class A	27	2,071

Navistar International Corp.(NON)	54	2,236

Parker Hannifin Corp.	1,873	137,534

Samsung Heavy Industries Co., Ltd. (South Korea)	460	15,104

SKF AB Class B (Sweden)	2,758	65,105

SPX Corp.	1,324	75,322

Toro Co. (The)	73	3,984

TriMas Corp.(NON)	513	9,916

Valmont Industries, Inc.	151	13,972

Wabtec Corp.	82	4,993

Yangzijiang Shipbuilding Holdings, Ltd. (China)	58,000	55,632

		622,327
Marine (0.0%)

Alexander & Baldwin, Inc.	235	9,971

		9,971
Media (2.4%)

Arbitron, Inc.	86	3,229

DIRECTV Class A(NON)	3,497	153,763

Interpublic Group of Companies, Inc. (The)	7,161	61,799

Knology, Inc.(NON)	840	11,449

M6-Metropole Television (France)	686	14,596

National CineMedia, Inc.	419	5,937

News Corp. Class A	3,023	52,207

Omnicom Group, Inc.	2,807	113,824

Sinclair Broadcast Group, Inc. Class A	990	7,732

Time Warner, Inc.	4,444	140,697

Viacom, Inc. Class B	2,115	102,028

Walt Disney Co. (The)	859	29,258

		696,519
Metals and mining (2.2%)

BHP Billiton, Ltd. (Australia)	1,634	69,525

Coeur d'Alene Mines Corp.(NON)	183	5,206

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)	4,127	194,547

Gold Fields, Ltd. (South Africa)	786	13,097

Gold Resource Corp.(S)	184	4,337

Hecla Mining Co.(NON)	400	3,068

Molycorp, Inc.(NON)	73	4,126

New World Resources PLC Class A (Czech Republic)	904	8,897

Noranda Aluminum Holding Corp.(NON)	485	5,514

Rare Element Resources, Ltd. (Canada)(NON)(S)	622	5,598

Rio Tinto PLC (United Kingdom)	1,296	79,368

Rio Tinto, Ltd. (Australia)	1,038	81,006

Sterlite Industries (India), Ltd. (India)	3,001	8,527

Sterlite Industries (India), Ltd. ADR (India)	908	10,524

Stillwater Mining Co.(NON)	244	3,755

Vale SA ADR (Brazil)	1,428	40,327

Vale SA ADR (Preference) (Brazil)	1,168	30,169

voestalpine AG (Austria)	886	34,053

Walter Energy, Inc.	524	42,832

		644,476
Multiline retail (0.4%)

99 Cents Only Stores(NON)	262	4,878

Big Lots, Inc.(NON)	293	9,988

Gordmans Stores, Inc.(NON)	96	1,430

Hyundai Department Store Co., Ltd. (South Korea)	97	16,327

Next PLC (United Kingdom)	2,105	80,551

PCD Stores Group, Ltd. (China)	54,000	10,728

		123,902
Multi-utilities (0.7%)

Alliant Energy Corp.	921	37,365

Ameren Corp.	879	26,599

CMS Energy Corp.	1,745	34,377

RWE AG (Germany)	309	11,627

TECO Energy, Inc.	5,513	100,888

		210,856
Office electronics (0.2%)

Canon, Inc. (Japan)	900	42,493

Zebra Technologies Corp. Class A(NON)	145	5,210

		47,703
Oil, gas, and consumable fuels (7.2%)

BP PLC (United Kingdom)	4,770	31,248

Caltex Australia, Ltd. (Australia)	2,128	24,757

Chevron Corp.	1,984	196,237

Cimarex Energy Co.	1,711	121,635

Clayton Williams Energy, Inc.(NON)	75	4,256

CNOOC, Ltd. (China)	18,000	36,621

ConocoPhillips	946	64,394

Contango Oil & Gas Co.(NON)	89	5,396

CVR Energy, Inc.(NON)	338	9,623

Energy Partners, Ltd.(NON)	379	5,048

ENI SpA (Italy)	2,393	48,171

Exxon Mobil Corp.	7,050	521,982

Gazprom OAO ADR (Russia)	5,475	68,125

Lukoil OAO ADR (Russia)	853	51,332

Marathon Oil Corp.	2,703	72,765

Marathon Petroleum Corp.(NON)	1,351	50,068

Murphy Oil Corp.	2,148	115,090

Occidental Petroleum Corp.	295	25,588

OGX Petroleo e Gas Participacoes SA (Brazil)(NON)	4,264	30,761

Pacific Rubiales Energy Corp. (Colombia)	735	18,081

Peabody Energy Corp.	2,791	136,201

Petroleo Brasileiro SA ADR (Brazil)	825	23,966

Petroleo Brasileiro SA ADR (Preference) (Brazil)	1,159	30,887

Petroquest Energy, Inc.(NON)	215	1,634

Rosetta Resources, Inc.(NON)	464	21,321

Royal Dutch Shell PLC Class B (United Kingdom)	1,656	55,879

Sasol, Ltd. (South Africa)	755	36,381

Statoil ASA (Norway)	3,688	88,890

Stone Energy Corp.(NON)	641	16,929

Swift Energy Co.(NON)	188	5,800

Tullow Oil PLC (United Kingdom)	508	8,866

Vaalco Energy, Inc.(NON)	632	4,026

Valero Energy Corp.	7,144	162,312

W&T Offshore, Inc.	297	6,273

Western Refining, Inc.(NON)	286	4,988

		2,105,531
Paper and forest products (0.4%)

Domtar Corp. (Canada)	420	33,734

KapStone Paper and Packaging Corp.(NON)	594	8,928

MeadWestvaco Corp.	2,494	68,635

		111,297
Personal products (0.2%)

Elizabeth Arden, Inc.(NON)	399	12,856

Kao Corp. (Japan)	1,000	26,543

Nu Skin Enterprises, Inc. Class A	154	6,513

Prestige Brands Holdings, Inc.(NON)	481	5,180

Revlon, Inc. Class A(NON)	231	3,079

USANA Health Sciences, Inc.(NON)(S)	217	5,586

		59,757
Pharmaceuticals (5.4%)

Abbott Laboratories	923	48,467

Akorn, Inc.(NON)	265	2,131

Allergan, Inc.	1,956	160,020

AstraZeneca PLC (United Kingdom)	2,241	106,206

Bayer AG (Germany)	110	7,091

Elan Corp. PLC ADR (Ireland)(NON)	1,665	17,766

Eli Lilly & Co.	3,156	118,382

Endo Pharmaceuticals Holdings, Inc.(NON)	335	10,690

Forest Laboratories, Inc.(NON)	3,918	134,152

GlaxoSmithKline PLC (United Kingdom)	4,394	93,789

Hi-Tech Pharmacal Co., Inc.(NON)	166	4,650

Impax Laboratories, Inc.(NON)	371	7,298

ISTA Pharmaceuticals, Inc.(NON)	1,148	5,258

Jazz Pharmaceuticals, Inc.(NON)	543	23,289

Johnson & Johnson	2,799	184,174

Medicines Co. (The)(NON)	201	2,931

Medicis Pharmaceutical Corp. Class A	147	5,718

Merck & Co., Inc.	2,569	85,085

Novartis AG (Switzerland)	1,041	60,895

Orion Oyj Class B (Finland)	687	15,461

Par Pharmaceutical Cos., Inc.(NON)	539	16,024

Perrigo Co.	1,597	151,300

Pfizer, Inc.	7,467	141,724

Questcor Pharmaceuticals, Inc.(NON)	181	5,439

Roche Holding AG (Switzerland)	125	21,904

Salix Pharmaceuticals, Ltd.(NON)	102	3,106

Sanofi (France)	1,392	101,381

Viropharma, Inc.(NON)	627	12,421

Watson Pharmaceuticals, Inc.(NON)	205	13,760

		1,560,512
Professional services (0.3%)

Acacia Research - Acacia Technologies (Tracking Stock)(NON)	198	8,653

Dun & Bradstreet Corp. (The)	1,203	80,469

Randstad Holding NV (Netherlands)	180	6,180

		95,302
Real estate investment trusts (REITs) (1.9%)

Agree Realty Corp.	208	4,649

American Capital Agency Corp.	164	4,676

Annaly Capital Management, Inc.	4,341	78,702

Anworth Mortgage Asset Corp.	564	4,055

Ashford Hospitality Trust, Inc.	552	4,471

AvalonBay Communities, Inc.	228	31,095

CBL & Associates Properties, Inc.	552	8,120

CommonWealth REIT	1,390	28,578

Equity Residential Trust	487	29,795

Extra Space Storage, Inc.	169	3,634

FelCor Lodging Trust, Inc.(NON)	1,028	3,526

First Industrial Realty Trust(NON)	378	3,568

Glimcher Realty Trust	794	6,757

Invesco Mortgage Capital, Inc.	208	3,669

Lexington Realty Trust	784	5,786

LTC Properties, Inc.	301	8,124

MFA Financial, Inc.	480	3,595

Mission West Properties	401	3,136

National Health Investors, Inc.	323	14,761

Newcastle Investment Corp.	1,053	5,823

Omega Healthcare Investors, Inc.	221	4,011

PS Business Parks, Inc.	146	7,982

Rayonier, Inc.	3,153	132,237

Saul Centers, Inc.	109	3,856

Simon Property Group, Inc.	421	49,468

Starwood Property Trust, Inc.	162	2,997

Universal Health Realty Income Trust	70	2,619

Urstadt Biddle Properties, Inc. Class A	226	3,799

U-Store-It Trust	337	3,619

Westfield Retail Trust (Australia)	11,049	31,045

Weyerhaeuser Co.	2,297	41,415

		539,568
Real estate management and development (0.8%)

BR Malls Participacoes SA (Brazil)	3,509	39,174

C C Land Holdings, Ltd. (China)	43,000	12,393

Cheung Kong Holdings, Ltd. (Hong Kong)	1,000	14,106

China Overseas Land & Investment, Ltd. (China)	6,000	12,817

Guangzhou R&F Properties Co., Ltd. (China)	14,400	17,464

Hang Lung Group, Ltd. (Hong Kong)	7,000	41,069

LSR Group OJSC GDR (Russia)	1,522	7,590

Swire Pacific, Ltd. (Hong Kong)	5,000	66,667

Wheelock and Co., Ltd. (Hong Kong)	4,000	14,076

		225,356
Road and rail (0.4%)

AMERCO(NON)	22	1,613

Avis Budget Group, Inc.(NON)	772	10,152

Central Japan Railway Co. (Japan)	9	74,926

ComfortDelgro Corp., Ltd. (Singapore)	8,000	9,135

Genesee & Wyoming, Inc. Class A(NON)	126	6,544

Quality Distribution, Inc.(NON)	831	10,155

		112,525
Semiconductors and semiconductor equipment (2.2%)

Amkor Technologies, Inc.(NON)	412	1,792

Analog Devices, Inc.	1,731	57,158

Applied Materials, Inc.	12,576	142,360

Cavium, Inc.(NON)	41	1,320

Ceva, Inc.(NON)	162	4,309

Cirrus Logic, Inc.(NON)	266	4,038

Entegris, Inc.(NON)	818	6,151

Fairchild Semiconductor Intl., Inc.(NON)	575	7,625

GT Advanced Technologies, Inc.(NON)	687	8,388

Infineon Technologies AG (Germany)	2,932	24,901

Integrated Silicon Solutions, Inc.(NON)	170	1,399

Intel Corp.	4,970	100,046

LTX-Credence Corp.(NON)	315	1,792

Nanometrics, Inc.(NON)	187	2,971

Nova Measuring Instruments, Ltd. (Israel)(NON)	568	3,874

Novellus Systems, Inc.(NON)	1,472	41,172

Omnivision Technologies, Inc.(NON)	201	3,698

ON Semiconductor Corp.(NON)	5,459	39,687

Samsung Electronics Co., Ltd. (South Korea)	111	77,840

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	4,000	9,553

Teradyne, Inc.(NON)	6,547	79,219

Veeco Instruments, Inc.(NON)	85	3,091

Yingli Green Energy Holding Co., Ltd. ADR (China)(NON)	1,567	9,997

		632,381
Software (2.6%)

Actuate Corp.(NON)	385	2,452

Allot Communications, Ltd. (Israel)(NON)	178	2,293

AsiaInfo-Linkage, Inc. (China)(NON)(S)	1,499	17,149

BroadSoft, Inc.(NON)	93	2,813

CA, Inc.	2,659	55,812

Check Point Software Technologies, Ltd. (Israel)(NON)	398	21,667

Fair Isaac Corp.	346	8,840

Fortinet, Inc.(NON)	1,236	23,645

F-Secure OYJ (Finland)	995	3,070

Magma Design Automation, Inc.(NON)	944	4,805

Microsoft Corp.	14,867	395,462

MicroStrategy, Inc.(NON)	55	6,758

Monotype Imaging Holdings, Inc.(NON)	387	4,532

NICE Systems, Ltd. ADR (Israel)(NON)	165	5,150

Oracle Corp.	2,868	80,505

Perfect World Co., Ltd. ADR (China)(NON)	1,181	25,356

SAP AG (Germany)	154	8,406

Sourcefire, Inc.(NON)	578	15,964

Symantec Corp.(NON)	951	16,310

Synchronoss Technologies, Inc.(NON)	151	4,101

TeleCommunication Systems, Inc. Class A(NON)	968	3,669

TIBCO Software, Inc.(NON)	374	8,370

Trend Micro, Inc. (Japan)	400	12,659

Verint Systems, Inc.(NON)	200	5,716

Websense, Inc.(NON)	475	9,771

		745,275
Specialty retail (2.5%)

Advance Auto Parts, Inc.	1,200	72,864

Aeropostale, Inc.(NON)	77	861

ANN, Inc.(NON)	343	8,085

Ascena Retail Group, Inc.(NON)	232	6,593

Cato Corp. (The) Class A	106	2,690

Childrens Place Retail Stores, Inc. (The)(NON)	72	3,090

Conn's, Inc.(NON)	554	3,174

DSW, Inc. Class A(NON)	329	15,269

Express, Inc.	175	3,341

Finish Line, Inc. (The) Class A	495	9,950

Foot Locker, Inc.	3,562	74,339

GameStop Corp. Class A(NON)(S)	3,080	73,680

Genesco, Inc.(NON)	119	6,309

GNC Holdings, Inc. Class A(NON)	558	13,504

Industria de Diseno Textil (Inditex) SA (Spain)	324	27,719

Jos. A. Bank Clothiers, Inc.(NON)	111	5,689

Kingfisher PLC (United Kingdom)	4,616	17,688

Lewis Group, Ltd. (South Africa)	905	10,185

Limited Brands, Inc.	3,121	117,787

Men's Wearhouse, Inc. (The)	142	4,105

Rent-A-Center, Inc.	129	3,635

Sally Beauty Holdings, Inc.(NON)	279	4,715

Select Comfort Corp.(NON)	304	4,828

Signet Jewelers, Ltd. (Bermuda)(NON)	111	4,322

Sonic Automotive, Inc. Class A	1,321	18,335

Stage Stores, Inc.	330	5,389

TJX Cos., Inc. (The)	2,645	144,470

Williams-Sonoma, Inc.	1,892	62,644

		725,260
Textiles, apparel, and luxury goods (0.9%)

Burberry Group PLC (United Kingdom)	2,937	65,668

Christian Dior SA (France)	80	11,605

Coach, Inc.	1,653	92,932

Iconix Brand Group, Inc.(NON)	221	4,327

Maidenform Brands, Inc.(NON)	271	6,889

Perry Ellis International, Inc.(NON)	320	7,354

PVH Corp.	65	4,333

Steven Madden, Ltd.(NON)	443	16,001

VF Corp.	471	55,135

Warnaco Group, Inc. (The)(NON)	196	10,457

		274,701
Thrifts and mortgage finance (0.2%)

Flushing Financial Corp.	470	5,396

Hudson City Bancorp, Inc.	6,070	37,695

LIC Housing Finance, Ltd. (India)	4,671	21,593

		64,684
Tobacco (1.2%)

Japan Tobacco, Inc. (Japan)	9	38,857

Lorillard, Inc.	670	74,651

Philip Morris International, Inc.	3,506	243,036

		356,544
Trading companies and distributors (0.9%)

Applied Industrial Technologies, Inc.	362	11,084

Beacon Roofing Supply, Inc.(NON)	402	7,461

Bunzl PLC (United Kingdom)	1,284	16,680

DXP Enterprises, Inc.(NON)	200	4,818

Marubeni Corp. (Japan)	1,000	6,357

W.W. Grainger, Inc.	998	153,792

Wolseley PLC (Switzerland)	2,623	68,222

		268,414
Wireless telecommunication services (0.9%)

American Tower Corp. Class A(NON)	1,506	81,113

Bharti Airtel, Ltd. (India)	1,384	12,279

Empresa Nacional de Telecomunicaciones SA (ENTEL) (Chile)	601	13,160

MetroPCS Communications, Inc.(NON)	1,444	16,115

Mobile Telesystems ADR (Russia)	893	15,118

NII Holdings, Inc.(NON)	3,292	126,841

NTELOS Holdings Corp.	300	5,895

USA Mobility, Inc.	315	4,779

		275,300

Total common stocks (cost $22,570,734)		$25,532,883

INVESTMENT COMPANIES (8.2%)(a)
	Shares	Value

Financial Select Sector SPDR Fund	8,623	$115,376

Gladstone Investment Corp.(NON)	469	3,203

iShares MSCI EAFE Index Fund(S)	1,596	85,530

iShares S&P 500 Index Fund(S)	9,018	1,106,509

SPDR S&P 500 ETF Trust(S)	8,249	1,006,873

SPDR S&P Midcap 400 ETF Trust	320	50,928

Total investment Companies (cost $2,339,298)		$2,368,419

SHORT-TERM INVESTMENTS (9.3%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.17%(d)	1,623,975	$1,623,975

Putnam Money Market Liquidity Fund 0.05%(e)	507,190	507,190

U.S. Treasury Bills with effective yields ranging from 0.086% to 0.109%, February 9, 2012(SEG)(SEGSF)	$312,000	311,855

U.S. Treasury Bills with effective yields ranging from 0.119% to 0.136%, October 20, 2011(SEG)	269,000	268,912

Total short-term investments (cost $2,711,932)		$2,711,932

TOTAL INVESTMENTS

Total investments (cost $27,621,964)(b)		$30,613,234

FORWARD CURRENCY CONTRACTS at 8/31/11 (aggregate face value $15,926,613) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Sell	9/21/11	$137,774	$137,158	$(616)
	Brazilian Real	Sell	9/21/11	41,832	40,231	(1,601)
	British Pound	Sell	9/21/11	449,808	450,773	965
	Canadian Dollar	Sell	9/21/11	322,648	327,514	4,866
	Chilean Peso	Sell	9/21/11	24,544	24,641	97
	Czech Koruna	Buy	9/21/11	30,909	30,173	736
	Euro	Buy	9/21/11	81,662	79,682	1,980
	Hungarian Forint	Buy	9/21/11	17,194	16,804	390
	Japanese Yen	Buy	9/21/11	144,934	143,694	1,240
	Mexican Peso	Buy	9/21/11	11,198	11,660	(462)
	Norwegian Krone	Buy	9/21/11	134,599	133,303	1,296
	Russian Ruble	Buy	9/21/11	3,947	5,418	(1,471)
	Singapore Dollar	Buy	9/21/11	16,527	16,515	12
	South African Rand	Buy	9/21/11	15,408	17,579	(2,171)
	South Korean Won	Sell	9/21/11	18,284	17,467	(817)
	Swedish Krona	Buy	9/21/11	66,119	65,370	749
	Swiss Franc	Buy	9/21/11	6,836	8,287	(1,451)
	Taiwan Dollar	Sell	9/21/11	12,665	12,716	51
	Turkish Lira	Buy	9/21/11	5,581	5,512	69
Barclays Bank PLC
	Australian Dollar	Buy	9/21/11	42,655	48,520	(5,865)
	Brazilian Real	Sell	9/21/11	11,164	9,218	(1,946)
	British Pound	Buy	9/21/11	62,194	63,562	(1,368)
	Canadian Dollar	Buy	9/21/11	52,465	53,665	(1,200)
	Chilean Peso	Sell	9/21/11	11,066	11,099	33
	Czech Koruna	Buy	9/21/11	26,966	26,573	393
	Euro	Buy	9/21/11	196,966	193,408	3,558
	Hungarian Forint	Sell	9/21/11	459	450	(9)
	Indian Rupee	Sell	9/21/11	43,068	44,780	1,712
	Japanese Yen	Sell	9/21/11	206,104	205,199	(905)
	Malaysian Ringgit	Buy	9/21/11	24,411	24,465	(54)
	Mexican Peso	Sell	9/21/11	6,194	4,415	(1,779)
	New Zealand Dollar	Sell	9/21/11	3,576	4,494	918
	Norwegian Krone	Sell	9/21/11	163,472	159,860	(3,612)
	Philippines Peso	Buy	9/21/11	20,936	20,917	19
	Polish Zloty	Sell	9/21/11	15,721	15,906	185
	Russian Ruble	Buy	9/21/11	3,947	5,419	(1,472)
	Singapore Dollar	Buy	9/21/11	24,167	24,145	22
	South Korean Won	Buy	9/21/11	5,427	6,391	(964)
	Swedish Krona	Sell	9/21/11	92,390	90,730	(1,660)
	Swiss Franc	Sell	9/21/11	12,181	12,536	355
	Taiwan Dollar	Sell	9/21/11	18,806	18,984	178
	Thai Baht	Buy	9/21/11	20,356	20,479	(123)
	Turkish Lira	Buy	9/21/11	18,835	18,159	676
Citibank, N.A.
	Australian Dollar	Sell	9/21/11	133,082	132,316	(766)
	Brazilian Real	Buy	9/21/11	40,453	41,083	(630)
	British Pound	Buy	9/21/11	173,590	174,584	(994)
	Canadian Dollar	Buy	9/21/11	65,428	66,949	(1,521)
	Chilean Peso	Buy	9/21/11	52,772	53,410	(638)
	Czech Koruna	Buy	9/21/11	3,937	3,847	90
	Danish Krone	Sell	9/21/11	5,268	5,205	(63)
	Euro	Buy	9/21/11	55,352	54,663	689
	Hong Kong Dollar	Sell	9/21/11	108,206	108,089	(117)
	Hungarian Forint	Buy	9/21/11	17,170	16,840	330
	Japanese Yen	Sell	9/21/11	220,965	219,382	(1,583)
	Mexican Peso	Buy	9/21/11	32,524	33,849	(1,325)
	New Zealand Dollar	Sell	9/21/11	1,533	1,560	27
	Norwegian Krone	Sell	9/21/11	38,771	38,410	(361)
	Polish Zloty	Sell	9/21/11	20,545	20,756	211
	Singapore Dollar	Sell	9/21/11	1,661	1,660	(1)
	South African Rand	Sell	9/21/11	61,232	59,158	(2,074)
	South Korean Won	Sell	9/21/11	22,904	22,853	(51)
	Swedish Krona	Buy	9/21/11	48,064	47,514	550
	Swiss Franc	Buy	9/21/11	295,821	304,457	(8,636)
	Taiwan Dollar	Sell	9/21/11	44,797	44,969	172
	Turkish Lira	Sell	9/21/11	12,731	12,571	(160)
Credit Suisse AG
	Australian Dollar	Sell	9/21/11	249,529	247,247	(2,282)
	Australian Dollar	Buy	9/21/11	249,316	248,423	893
	Brazilian Real	Sell	9/21/11	2,760	510	(2,250)
	British Pound	Buy	9/21/11	758,828	761,177	(2,349)
	Canadian Dollar	Sell	9/21/11	11,840	11,890	50
	Chilean Peso	Buy	9/21/11	3,334	4,128	(794)
	Czech Koruna	Buy	9/21/11	22,378	21,796	582
	Euro	Buy	9/21/11	5,751	5,218	533
	Hungarian Forint	Sell	9/21/11	5,592	5,587	(5)
	Indian Rupee	Sell	9/21/11	41,045	42,410	1,365
	Japanese Yen	Buy	9/21/11	805,738	796,883	8,855
	Malaysian Ringgit	Buy	9/21/11	22,770	22,988	(218)
	Mexican Peso	Sell	9/21/11	16,347	14,975	(1,372)
	Norwegian Krone	Buy	9/21/11	615	426	189
	Polish Zloty	Sell	9/21/11	26,480	27,010	530
	Russian Ruble	Buy	9/21/11	2,425	3,920	(1,495)
	South African Rand	Sell	9/21/11	11,118	8,356	(2,762)
	South Korean Won	Sell	9/21/11	31,494	30,826	(668)
	Swedish Krona	Buy	9/21/11	24,710	24,405	305
	Swiss Franc	Buy	9/21/11	157,606	160,602	(2,996)
	Taiwan Dollar	Sell	9/21/11	21,126	21,318	192
	Turkish Lira	Sell	9/21/11	13,836	14,277	441
Deutsche Bank AG
	Australian Dollar	Sell	9/21/11	149,611	151,008	1,397
	Brazilian Real	Buy	9/21/11	12,732	12,905	(173)
	British Pound	Buy	9/21/11	106,363	106,595	(232)
	Canadian Dollar	Buy	9/21/11	159,027	164,758	(5,731)
	Chilean Peso	Sell	9/21/11	11,323	10,604	(719)
	Czech Koruna	Buy	9/21/11	26,482	25,859	623
	Euro	Sell	9/21/11	204,298	201,782	(2,516)
	Hungarian Forint	Sell	9/21/11	9,463	9,252	(211)
	Malaysian Ringgit	Buy	9/21/11	37,236	37,601	(365)
	Mexican Peso	Buy	9/21/11	15,222	16,869	(1,647)
	New Zealand Dollar	Sell	9/21/11	20,352	20,721	369
	Norwegian Krone	Sell	9/21/11	17,950	17,759	(191)
	Philippines Peso	Buy	9/21/11	20,775	20,766	9
	Polish Zloty	Sell	9/21/11	29,534	29,833	299
	Singapore Dollar	Buy	9/21/11	27,323	27,292	31
	South Korean Won	Sell	9/21/11	2,432	1,594	(838)
	Swedish Krona	Sell	9/21/11	24,395	24,097	(298)
	Swiss Franc	Sell	9/21/11	41,514	42,700	1,186
	Taiwan Dollar	Sell	9/21/11	16,409	16,352	(57)
	Turkish Lira	Sell	9/21/11	291	913	622
Goldman Sachs International
	Australian Dollar	Sell	9/21/11	148,758	151,063	2,305
	British Pound	Buy	9/21/11	91,748	93,630	(1,882)
	Canadian Dollar	Sell	9/21/11	134,326	135,300	974
	Chilean Peso	Buy	9/21/11	35,610	35,789	(179)
	Chilean Peso	Sell	9/21/11	36,036	35,096	(940)
	Euro	Buy	9/21/11	57,365	56,758	607
	Hungarian Forint	Sell	9/21/11	4,814	4,713	(101)
	Japanese Yen	Buy	9/21/11	12,814	12,723	91
	Norwegian Krone	Buy	9/21/11	18,379	20,113	(1,734)
	Polish Zloty	Buy	9/21/11	8,468	8,970	(502)
	South African Rand	Buy	9/21/11	13,598	15,744	(2,146)
	Swedish Krona	Sell	9/21/11	174,027	172,553	(1,474)
	Swiss Franc	Sell	9/21/11	98,068	100,896	2,828
HSBC Bank USA, National Association
	Australian Dollar	Sell	9/21/11	91,494	89,791	(1,703)
	British Pound	Sell	9/21/11	74,860	75,057	197
	Euro	Buy	9/21/11	137,445	135,776	1,669
	Hong Kong Dollar	Buy	9/21/11	71,594	71,507	87
	Indian Rupee	Sell	9/21/11	11,487	11,895	408
	Japanese Yen	Sell	9/21/11	168,367	169,356	989
	New Zealand Dollar	Sell	9/21/11	31,933	33,325	1,392
	Norwegian Krone	Buy	9/21/11	165,299	163,814	1,485
	Philippines Peso	Buy	9/21/11	20,773	20,757	16
	Singapore Dollar	Sell	9/21/11	3,156	3,147	(9)
	South Korean Won	Buy	9/21/11	48,960	49,276	(316)
	Swiss Franc	Sell	9/21/11	22,124	22,777	653
	Taiwan Dollar	Sell	9/21/11	20,647	20,882	235
JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	9/21/11	227,135	235,461	(8,326)
	Brazilian Real	Buy	9/21/11	39,136	41,717	(2,581)
	British Pound	Buy	9/21/11	185,120	186,252	(1,132)
	Canadian Dollar	Buy	9/21/11	116,668	119,692	(3,024)
	Chilean Peso	Sell	9/21/11	2,437	1,776	(661)
	Czech Koruna	Buy	9/21/11	15,457	15,271	186
	Euro	Sell	9/21/11	821,218	810,526	(10,692)
	Hong Kong Dollar	Sell	9/21/11	66,519	66,446	(73)
	Hungarian Forint	Sell	9/21/11	20,492	19,864	(628)
	Japanese Yen	Sell	9/21/11	16,774	16,658	(116)
	Malaysian Ringgit	Buy	9/21/11	45,206	45,314	(108)
	Mexican Peso	Buy	9/21/11	103,426	110,110	(6,684)
	New Zealand Dollar	Buy	9/21/11	15,753	16,042	(289)
	Norwegian Krone	Sell	9/21/11	298,034	295,362	(2,672)
	Polish Zloty	Sell	9/21/11	12,251	12,369	118
	Russian Ruble	Sell	9/21/11	8,177	6,326	(1,851)
	Singapore Dollar	Sell	9/21/11	12,540	12,370	(170)
	South African Rand	Buy	9/21/11	7,668	9,604	(1,936)
	South Korean Won	Sell	9/21/11	10,337	9,509	(828)
	Swedish Krona	Sell	9/21/11	86,698	85,680	(1,018)
	Swiss Franc	Sell	9/21/11	37,910	42,477	4,567
	Taiwan Dollar	Sell	9/21/11	6,824	6,738	(86)
	Thai Baht	Buy	9/21/11	20,846	20,993	(147)
	Turkish Lira	Sell	9/21/11	11,452	11,279	(173)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	9/21/11	56,411	58,563	(2,152)
	Brazilian Real	Sell	9/21/11	27,533	25,727	(1,806)
	British Pound	Buy	9/21/11	7,795	9,144	(1,349)
	Canadian Dollar	Buy	9/21/11	140,246	143,846	(3,600)
	Chilean Peso	Sell	9/21/11	547	549	2
	Czech Koruna	Buy	9/21/11	11,985	11,704	281
	Euro	Buy	9/21/11	326,647	325,567	1,080
	Hungarian Forint	Buy	9/21/11	50,811	49,700	1,111
	Indian Rupee	Sell	9/21/11	58,480	60,430	1,950
	Japanese Yen	Buy	9/21/11	66,526	63,723	2,803
	Malaysian Ringgit	Buy	9/21/11	39,312	39,444	(132)
	Mexican Peso	Sell	9/21/11	4,340	2,580	(1,760)
	New Zealand Dollar	Sell	9/21/11	3,662	3,732	70
	Norwegian Krone	Sell	9/21/11	43,412	42,910	(502)
	Polish Zloty	Sell	9/21/11	32,727	33,117	390
	Russian Ruble	Buy	9/21/11	2,435	3,982	(1,547)
	Singapore Dollar	Buy	9/21/11	22,589	22,574	15
	South African Rand	Sell	9/21/11	29,761	27,741	(2,020)
	South Korean Won	Sell	9/21/11	64,290	63,761	(529)
	Swedish Krona	Sell	9/21/11	61,326	60,554	(772)
	Swiss Franc	Sell	9/21/11	65,130	64,867	(263)
	Taiwan Dollar	Buy	9/21/11	31,898	32,153	(255)
	Turkish Lira	Buy	9/21/11	6,162	5,111	1,051
State Street Bank and Trust Co.
	Australian Dollar	Sell	9/21/11	13,330	16,984	3,654
	Brazilian Real	Sell	9/21/11	39,136	39,612	476
	British Pound	Buy	9/21/11	20,948	20,951	(3)
	Canadian Dollar	Sell	9/21/11	4,389	3,839	(550)
	Czech Koruna	Buy	9/21/11	30,903	30,403	500
	Euro	Buy	9/21/11	124,649	122,543	2,106
	Hungarian Forint	Sell	9/21/11	20,762	20,354	(408)
	Japanese Yen	Buy	9/21/11	92,032	86,061	5,971
	Malaysian Ringgit	Buy	9/21/11	17,647	17,702	(55)
	Mexican Peso	Buy	9/21/11	5,052	7,338	(2,286)
	Norwegian Krone	Sell	9/21/11	159,558	158,058	(1,500)
	Philippines Peso	Buy	9/21/11	9,565	9,651	(86)
	Polish Zloty	Buy	9/21/11	45,012	45,467	(455)
	Russian Ruble	Buy	9/21/11	3,947	5,424	(1,477)
	Singapore Dollar	Buy	9/21/11	27,489	27,459	30
	South African Rand	Sell	9/21/11	4,946	2,055	(2,891)
	South Korean Won	Sell	9/21/11	24,610	23,631	(979)
	Swedish Krona	Buy	9/21/11	51,517	51,801	(284)
	Swiss Franc	Buy	9/21/11	47,729	49,107	(1,378)
	Taiwan Dollar	Sell	9/21/11	26,305	26,320	15
	Thai Baht	Buy	9/21/11	10,040	10,175	(135)
	Turkish Lira	Sell	9/21/11	2,325	2,292	(33)
UBS AG
	Australian Dollar	Sell	9/21/11	131,909	130,758	(1,151)
	Brazilian Real	Buy	9/21/11	24,334	25,713	(1,379)
	British Pound	Buy	9/21/11	75,022	76,100	(1,078)
	Canadian Dollar	Sell	9/21/11	422,065	431,037	8,972
	Czech Koruna	Buy	9/21/11	46,122	44,878	1,244
	Euro	Sell	9/21/11	222,845	220,306	(2,539)
	Hungarian Forint	Sell	9/21/11	17,486	17,240	(246)
	Indian Rupee	Buy	9/21/11	12,841	13,499	(658)
	Japanese Yen	Buy	9/21/11	68,653	69,230	(577)
	Mexican Peso	Buy	9/21/11	1,498	3,559	(2,061)
	New Zealand Dollar	Sell	9/21/11	3,066	3,121	55
	Norwegian Krone	Sell	9/21/11	130,405	127,917	(2,488)
	Polish Zloty	Buy	9/21/11	3,089	3,125	(36)
	Russian Ruble	Sell	9/21/11	12,279	11,114	(1,165)
	Singapore Dollar	Buy	9/21/11	26,908	26,873	35
	South African Rand	Buy	9/21/11	5,316	7,151	(1,835)
	South Korean Won	Buy	9/21/11	13,287	13,982	(695)
	Swedish Krona	Buy	9/21/11	341,225	335,947	5,278
	Swiss Franc	Buy	9/21/11	147,662	151,963	(4,301)
	Taiwan Dollar	Buy	9/21/11	6,420	6,597	(177)
	Thai Baht	Buy	9/21/11	20,356	20,502	(146)
	Turkish Lira	Sell	9/21/11	233	858	625
Westpac Banking Corp.
	Australian Dollar	Buy	9/21/11	90,428	97,392	(6,964)
	British Pound	Sell	9/21/11	262,740	263,312	572
	Canadian Dollar	Buy	9/21/11	183,831	188,092	(4,261)
	Euro	Buy	9/21/11	32,923	32,558	365
	Japanese Yen	Buy	9/21/11	6,008	5,967	41
	New Zealand Dollar	Buy	9/21/11	40,874	41,605	(731)
	Norwegian Krone	Buy	9/21/11	26,581	26,330	251
	Swedish Krona	Sell	9/21/11	59,938	59,253	(685)
	Swiss Franc	Sell	9/21/11	125,413	127,756	2,343

Total						$(94,063)

FUTURES CONTRACTS OUTSTANDING at 8/31/11 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Amsterdam Exchange Index (Short)	1	84,313	Sep-11	$(4,821)
Euro STOXX 50 Index (Short)	4	132,071	Sep-11	20,704
Euro-CAC 40 Index (Short)	2	93,516	Sep-11	(5,975)
FTSE 100 Index (Long)	3	262,438	Sep-11	(19,298)
IBEX 35 Index (Long)	2	251,285	Sep-11	12,688
MSCI EAFE Index Mini (Short)	9	683,910	Sep-11	60,483
Russell 2000 Index Mini (Long)	7	508,340	Sep-11	(74,734)
S&P 500 Index E-Mini (Long)	12	730,620	Sep-11	(26,113)
S&P/TSX 60 Index (Short)	1	148,563	Sep-11	(7,407)
SPI 200 Index (Short)	2	229,236	Sep-11	9,090
Tokyo Price Index (Short)	4	402,742	Sep-11	(8,231)

Total				$(43,614)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/11 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

JPMorgan Chase Bank, N.A.
shares	17,338	$—	10/20/11	(3 month USD-LIBOR-BBA plus 5 bp)	iShares MSCI Emerging Markets Index	$(72,993)

Total						$(72,993)

Key to holding's abbreviations
ADR	American Depository Receipts
ETF	Exchange Traded Fund
GDR	Global Depository Receipts
NVDR	Non-voting Depository Receipt
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
SDR	Swedish Depository Receipts
SPDR	S&P Depository Receipts

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2011 through August 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $29,043,593.
(b)	The aggregate identified cost on a tax basis is $27,726,222, resulting in gross unrealized appreciation and depreciation of $4,394,459 and $1,507,447, respectively, or net unrealized appreciation of $2,887,012.
(NON)	Non-income-producing security.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $1,599,331. Certain of these securities were sold prior to the close of the reporting period. The fund received cash collateral of $1,623,975 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $99 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $2,552,101 and $3,501,524, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $179,644 to cover certain derivatives contracts.
	ADR and GDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):
	United States	75.8%
	United Kingdom	3.5
	Japan	3.3
	China	2.0
	Switzerland	1.5
	France	1.4
	Brazil	1.4
	Australia	1.3
	South Korea	1.1
	Germany	1.0
	Russia	0.9
	Indonesia	0.8
	Netherlands	0.6
	Hong Kong	0.6
	Sweden	0.5
	Italy	0.5
	Other	3.8

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund uses futures contracts to hedge interest rate risk, to gain exposure to interest rates, to hedge prepayment risk, to equitize cash and to manage exposure to market risk.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”. Outstanding number of contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Forward currency contracts. The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the period.
	Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to credit risk, to gain exposure to specific markets/countries, to gain exposure to specific sectors/industries, to gain exposure to rates of inflation in specific regions/countries and to hedge inflation in specific regions/countries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	Outstanding notional on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the period.
	Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $176,251 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $159,168.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$2,175,723	$682,788	$—
Consumer staples	$1,826,478	$526,256	$—
Energy	$2,261,160	$511,818	$—
Financials	$2,707,821	$1,379,444	$—
Health care	$2,511,131	$467,239	$—
Industrials	$2,024,727	$713,086	$1,870
Information technology	$3,780,340	$445,309	$—
Materials	$1,023,240	$676,138	$—
Telecommunication services	$652,496	$293,020	$—
Utilities	$641,775	$231,024	$—
Total common stocks	19,604,891	5,926,122	1,870
Investment Companies	$2,368,419	$—	$—
Short-term investments	$507,190	$2,204,742	$—

Totals by level	$22,480,500	$8,130,864	$1,870

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(94,063)	$—
Futures contracts	(43,614)	—	—
Total return swap contracts	—	(72,993)	—

Totals by level	$(43,614)	$(167,056)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$101,133	$195,196
Equity contracts	102,965	219,572

Total	$204,098	$414,768

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 27, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 27, 2011